Earnings per Share (Tables)	9 Months Ended
Dec. 31, 2021
Earnings per Share
Summary of profit or loss attributable to common equity holders adjusted by the amount of dividends on Series C Preferred Stock

From
April 15, 2021 through
December 31, 2021
Net income	$134
Less dividends on series C preferred stock	(69)
Net income attributed to common stockholders	$65

Weighted average number of common stocks, basic	8,820,240
Effect of dilutive shares	3,455,451
Weighted average number of common stock, diluted	12,275,691

Earnings per share, basic	$0.01
Earnings per share, diluted	$0.01